Summary of significant accounting policies - Effect of restatement - Consolidated statements of changes in equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Balance at beginning of period	$ 1,224,191		$ 1,430,319	$ 1,332,075
NCI arising on business combination	164,008	[1]	14,927
Issue of shares net of transaction costs	349,846			12,368
Share-based payment expense	13,003		7,216	504,331
Other reclassifications within equity	(4,067)
Total transactions with owners of the Company	522,790		22,143	516,699
Profit (loss)	(26,121)	[2]	(322,682)	(423,492)
Other comprehensive (loss)/income	(26,845)	[2]	94,411	5,037
Total comprehensive loss for the year	(52,966)	[2]	(228,271)	(418,455)
Balance at end of period	1,694,015	[3]	1,224,191	1,430,319
Other reserves
Balance at beginning of period	(485,505)		(587,155)	(1,096,523)
Options converted to shares	(342,768)
Share-based payment expense	13,003		7,216	504,331
Other reclassifications within equity	(5,084)
Total transactions with owners of the Company	(334,849)		7,216	504,331
Other comprehensive (loss)/income	(22,557)	[1]	94,434	5,037
Total comprehensive loss for the year	(22,557)	[1]	94,434	5,037
Balance at end of period	(842,911)		(485,505)	$ (587,155)
Non-controlling interests
Balance at beginning of period	14,216
NCI arising on business combination	164,008	[1]	14,927
Total transactions with owners of the Company	164,008		14,927
Profit (loss)	(289)		(688)
Other comprehensive (loss)/income	(4,288)	[1]	(23)
Total comprehensive loss for the year	(4,577)	[1]	(711)
Balance at end of period	173,647		14,216
As previously reported
Other comprehensive (loss)/income	36,701
Total comprehensive loss for the year	10,580
Balance at end of period	1,725,960
As previously reported | Other reserves
Balance at beginning of period	(485,505)
Options converted to shares	(342,768)
Share-based payment expense	13,003
Other reclassifications within equity	(5,084)
Total transactions with owners of the Company	(334,849)
Other comprehensive (loss)/income	40,082
Total comprehensive loss for the year	40,082
Balance at end of period	(780,272)		(485,505)
As previously reported | Non-controlling interests
Balance at beginning of period	14,216
NCI arising on business combination	132,407
Total transactions with owners of the Company	132,407
Profit (loss)	(289)
Other comprehensive (loss)/income	(3,381)
Total comprehensive loss for the year	(3,670)
Balance at end of period	142,953		$ 14,216
Adjustments
Other comprehensive (loss)/income	(63,546)
Total comprehensive loss for the year	(63,546)
Balance at end of period	(31,945)
Adjustments | Other reserves
Other comprehensive (loss)/income	(62,639)
Total comprehensive loss for the year	(62,639)
Balance at end of period	(62,639)
Adjustments | Non-controlling interests
NCI arising on business combination	31,601
Total transactions with owners of the Company	31,601
Other comprehensive (loss)/income	(907)
Total comprehensive loss for the year	(907)
Balance at end of period	$ 30,694

[1]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).
[2]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).
[3]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).